J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-MAR7
Commercial Mortgage Pass-Through Certificates, Series 2015-MAR7

Report To:
J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
Drexel Hamilton, LLC

16 June 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

Drexel Hamilton, LLC
77 Water Street
New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-MAR7 Commercial Mortgage Pass-Through Certificates, Series 2015-MAR7 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our associated findings are in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Certain assumptions and calculation methodologies, which are described in Attachment A, that the Depositor indicated are necessary to perform certain procedures that are described in Attachment A.

A member firm of Ernst & Young Global Limited

The procedures in Attachment A were limited to a comparison or recalculation of certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the assumptions and methodologies that are described herein.  We have addressed ourselves solely to the information and procedures in Attachment A and make no representation regarding the adequacy of the information on the Source Documents or regarding whether any material facts have been omitted therefrom.  We were not requested to perform and we have not performed any further procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representation as to the accuracy, completeness or reasonableness of the information contained therein.  We have not verified the accuracy, completeness or reasonableness of the information provided by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

16 June 2015

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-MAR7 (the “Issuing Entity”) that will be established by the Depositor,
b.
The assets of the Issuing Entity will consist primarily of a promissory note issued by seven special purpose entities (collectively, the “Borrowers”) evidencing a fixed rate loan (the “Mortgage Loan”),

c.
The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Borrowers’ fee and the operating lessees’ leasehold interests in seven full service hotel properties (collectively, the “Properties”) and

d.	The Mortgage Loan has a related mezzanine loan (the “Mezzanine Loan”), which is not an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.
An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 1 June 2015 (the “Cut-off Date”) and

	b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut-off Date and

	b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:
		i.	Final Data File and
		ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
	a.	First Payment Date and
	b.	Maturity Date
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the:
		i.	Original Mortgage Loan Term and
		ii.	Original Mezz Loan Term
of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
	a.	First Payment Date and
	b.	Amortization Commencement Date
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the:
		i.	Mortgage Loan IO Period and
		ii.	Mezz Loan IO Period
of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	Using the monthly mezzanine debt service of the Mezzanine Loan, as shown in the mezzanine loan agreement Source Document, and the:
	a.	Original Allocated Mortgage Loan Balance,
	b.	Original Allocated Mezzanine Loan Balance,
	c.	Mortgage Loan Interest Rate,
	d.	Mezzanine Loan Interest Rate and
	e.	Monthly Mortgage Debt Service

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and assuming the Mortgage Loan and Mezzanine Loan each have a fixed level monthly payment, we recalculated the:

		i.	Original Mortgage Loan Amortization Term and
		ii.	Original Mezz Loan Amortization Term
of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
	a.	Seasoning,
	b.	Original Mortgage Loan Term,
	c.	Original Mezz Loan Term,
	d.	Mortgage Loan IO Period,
	e.	Mezz Loan IO Period,
	f.	Original Mortgage Loan Amortization Term and
	g.	Original Mezz Loan Amortization Term
of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Remaining Mortgage Loan Term to Maturity,
		ii.	Remaining Mezz Loan Term to Maturity,
		iii.	Remaining Mortgage Loan Amortization Term and
		iv.	Remaining Mezz Loan Amortization Term
of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
	a.	Original Allocated Mortgage Loan Balance,
	b.	Rate Type,
	c.	Accrual Basis,
	d.	Seasoning,
	e.	Mortgage Loan IO Period,
	f.	First Payment Date,
	g.	Maturity Date,
	h.	Mortgage Loan Interest Rate and
	i.	Monthly Mortgage Debt Service
of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:
		i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-off Date Allocated Loan Amount ($)”) and
		ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

10.	Using the monthly mezzanine debt service of the Mezzanine Loan, as shown in the mezzanine loan agreement Source Document, and the:
	a.	Original Allocated Mezzanine Loan Balance,
	b.	Rate Type,
	c.	Accrual Basis,
	d.	Seasoning,
	e.	Mezz Loan IO Period,
	f.	First Payment Date,
	g.	Maturity Date and
	h.	Mezzanine Loan Interest Rate
of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the:
		i.	The principal balance of the Mezzanine Loan as of the Cut-off Date (the “Current Allocated Mezzanine Loan Balance”) and
		ii.	The principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Maturity Allocated Mezzanine Loan Balance”),

assuming all scheduled payments of principal and/or interest on the Mezzanine Loan are made and there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 8

11.	Using the:
	a.	Cut-off Date Allocated Loan Amount ($) and
	b.	Maturity Allocated Mortgage Loan Balance

of the Mortgage Loan, both as shown on the Final Data File, the “Original Allocated Mortgage Loan Balance” of each Property, as shown on the Final Data File, and the calculation methodology provided by the Depositor that is described in the following paragraph of this Item 11., we recalculated the:

		i.	Cut-off Date Allocated Loan Amount ($) and
		ii.	Maturity Allocated Mortgage Loan Balance
of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to allocate the “Cut-off Date Allocated Loan Amount ($)” and “Maturity Allocated Mortgage Loan Balance” of the Mortgage Loan pro-rata to each Property using the “Original Allocated Mortgage Loan Balance” for each Property that is shown on the Final Data File.

12.	Using the:
	a.	Current Allocated Mezzanine Loan Balance and
	b.	Maturity Allocated Mezzanine Loan Balance

of the Mezzanine Loan, both as shown on the Final Data File, the “Original Allocated Mezzanine Loan Balance” of each Property, as shown in the Final Data File, and the calculation methodology provided by the Depositor that is described in the following paragraph of this Item 12., we recalculated the:

		i.	Current Allocated Mezzanine Loan Balance and
		ii.	Maturity Allocated Mezzanine Loan Balance
of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to allocate the “Current Allocated Mezzanine Loan Balance” and “Maturity Allocated Mezzanine Loan Balance” of the Mezzanine Loan pro-rata to each Property using the “Original Allocated Mezzanine Loan Balance” for each Property that is shown on the Final Data File.

13.
Using the “Cut-off Date Allocated Loan Amount ($)” of each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Loan Amount” of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

14.	Using the:
	a.	Original Allocated Mortgage Loan Balance,
	b.	Original Allocated Mezzanine Loan Balance,
	c.	Cut-off Date Allocated Loan Amount ($),
	d.	Current Allocated Mezzanine Loan Balance,
	e.	Maturity Allocated Mortgage Loan Balance,
	f.	Maturity Allocated Mezzanine Loan Balance,
	g.	Mortgage Loan Interest Rate and
	h.	Mezzanine Loan Interest Rate
of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Original Allocated Total Debt Balance,
		ii.	Current Allocated Total Debt Balance,
		iii.	Maturity Allocated Total Debt Balance and
		iv.	Original Total Debt Interest Rate

of the Total Debt associated with the Mortgage Loan and, with respect to items i. ii. and iii. above, of the Total Debt associated with each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15	Using the:
	a.	Annual Mortgage Debt Service and
	b.	Annual Mezz Debt Service

of the Mortgage Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Annual Total Debt Service” of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16	Using the:
	a.	Cut-off Date Allocated Loan Amount ($),
	b.	Maturity Allocated Mortgage Loan Balance,
	c.	Annual Mortgage Debt Service,
	d.	Appraised Value ($),
	e.	Units,
	f.	2015 NOI and
	g.	2015 NCF
of the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Mortgage Loan NOI DSCR,
		ii.	Mortgage Loan NCF DSCR,
		iii.	Current Mortgage Loan LTV,
		iv.	Maturity Mortgage Loan LTV,
		v.	Mortgage Loan NOI DY,
		vi.	Mortgage Loan NCF DY and
		vii.	Cut-off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item vii. above, of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	(continued)
For the purpose of this procedure, we were instructed by the Depositor to:

Attachment A Page 7 of 8

	a.	Round the “Mortgage Loan NOI DSCR” and “Mortgage Loan NCF DSCR” to two decimal places and
	b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan NOI DY” and “Mortgage Loan NCF DY” to the nearest 1/10th of one percent.

17.	Using the:
	a.	Current Allocated Total Debt Balance,
	b.	Maturity Allocated Total Debt Balance,
	c.	Annual Total Debt Service,
	d.	Appraised Value ($),
	e.	Units,
	f.	2015 NOI and
	g.	2015 NCF
of the Total Debt associated with the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Total Debt NOI DSCR,
		ii.	Total Debt NCF DSCR,
		iii.	Current Total Debt LTV,
		iv.	Maturity Total Debt LTV,
		v.	Total Debt NOI DY,
		vi.	Total Debt NCF DY and
		vii.	Total Debt Per Unit
of the Total Debt associated with the Mortgage Loan and, with respect to item vii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:
	a.	Round the “Total Debt NOI DSCR” and “Total Debt NCF DSCR” to two decimal places and
	b.	Round the “Current Total Debt LTV,” ”Maturity Total Debt LTV,” “Total Debt NOI DY” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

18.	Using the:
	a.	Master Servicing Fee Rate and
	b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

19.	Using the:
	a.	Servicer Fee,
	b.	Trustee & Paying Agent Fee and
	c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
	a.	Mortgage Loan Interest Rate and
	b.	Admin. Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note	21 May 2015

Mezzanine Promissory Note	21 May 2015

Loan Agreement	21 May 2015

Mezzanine Loan Agreement	21 May 2015

Cash Management Agreement	21 May 2015

Settlement Statements	21 May 2015

Guaranty Agreement	21 May 2015

Management Agreements	21 May 2015

Operating Leases	21 May 2015

Letter of Credit	20 May 2015

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	1 May 2015

Environmental Phase I Reports	4 May 2015

Franchise Agreements	21 May 2015

STR Reports	Various

Underwriter’s Summary Report	Not Dated

Capex Schedule	Not Dated

Pro Forma Title Policies	21 May 2015

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
City (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
State (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
Zip Code (see Note 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovation	Appraisal Report
Units	Underwriter's Summary Report
Unit Type	Appraisal Report
Ownership Interest	Pro Forma Title Policy
Brand	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Franchise Agreement Expiration Year	Franchise Agreement

Third Party Information:

Characteristic	Source Document

Appraised Value ($) (see Note 3)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Type	Appraisal Report
As-Stabilized Value ($)	Appraisal Report
Cap Rate (%)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

2011 Rooms Available	Underwriter’s Summary Report
2012 Rooms Available	Underwriter’s Summary Report
2013 Rooms Available	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report
2011 Rooms Occupied	Underwriter’s Summary Report
2012 Rooms Occupied	Underwriter’s Summary Report
2013 Rooms Occupied	Underwriter’s Summary Report
2014 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2011 Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2011 Occupancy Penetration Index	STR Report
2012 Occupancy Penetration Index	STR Report
2013 Occupancy Penetration Index	STR Report
2014 Occupancy Penetration Index	STR Report
2015 Occupancy Penetration Index	STR Report
2011 ADR Penetration Index	STR Report
2012 ADR Penetration Index	STR Report
2013 ADR Penetration Index	STR Report
2014 ADR Penetration Index	STR Report
2015 ADR Penetration Index	STR Report
2011 RevPAR Penetration Index	STR Report
2012 RevPAR Penetration Index	STR Report
2013 RevPAR Penetration Index	STR Report
2014 RevPAR Penetration Index	STR Report
2015 RevPAR Penetration Index	STR Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2011 Rooms Revenue	Underwriter’s Summary Report
2012 Rooms Revenue	Underwriter’s Summary Report
2013 Rooms Revenue	Underwriter’s Summary Report
2014 Rooms Revenue	Underwriter’s Summary Report
2015 Rooms Revenue	Underwriter’s Summary Report
2011 Food and Beverage Revenue	Underwriter’s Summary Report
2012 Food and Beverage Revenue	Underwriter’s Summary Report
2013 Food and Beverage Revenue	Underwriter’s Summary Report
2014 Food and Beverage Revenue	Underwriter’s Summary Report
2015 Food and Beverage Revenue	Underwriter’s Summary Report
2011 Total Revenue	Underwriter’s Summary Report
2012 Total Revenue	Underwriter’s Summary Report
2013 Total Revenue	Underwriter’s Summary Report
2014 Total Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2011 Reserve	Underwriter’s Summary Report
2012 Reserve	Underwriter’s Summary Report
2013 Reserve	Underwriter’s Summary Report
2014 Reserve	Underwriter’s Summary Report
2015 Reserve	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
UW Rooms Revenues	Underwriter’s Summary Report
UW Food and Beverage Revenues	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
FF&E Reserves Initial Deposit Amount	Loan Agreement and Letter of Credit
FF&E Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Upfront Capex Reserve	Loan Agreement
Initial TI/LC Amount	Loan Agreement
Monthly TI/LC Reserve	Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Loan Agreement
Initial Required Repairs Reserve	Loan Agreement
Initial Debt Service Escrow	Loan Agreement
Monthly Debt Service Escrow	Loan Agreement
Other Escrow Description	Loan Agreement
Other Escrow Initial Amount	Loan Agreement
Other Escrow Monthly Amount	Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Note Date (see Note 5)	Mortgage Loan Promissory Note and Mezzanine Promissory Note
Due Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Amortization Commencement Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Springing Monthly Fixed Amortization Payment (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 6)	Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Interest Rate	Loan Agreement
Mezzanine Loan Interest Rate	Mezzanine Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement
Original Allocated Mezzanine Loan Balance	Mezzanine Loan Agreement
Monthly Mortgage Debt Service (see Note 7)	Loan Agreement
Annual Mortgage Debt Service (see Note 8)	Loan Agreement
Annual Mezz Debt Service (see Note 8)	Mezzanine Loan Agreement
Prepayment String	Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement
Lockbox Type (see Note 9)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (if applicable)	Loan Agreement and Cash Management Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
	a.	Street Address,
	b.	City and
	c.	State
characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the:
	a.	Street Address,
	b.	City,
	c.	State and
	d.	Zip Code

characteristics for each Property, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information contained in the applicable appraisal report Source Document and to the corresponding information on the USPS internet site (www.usps.gov).  If the information in the appraisal report Source Document did not agree with the corresponding information on the USPS internet site (www.usps.gov), the Depositor instructed us to use the USPS internet site (www.usps.gov) as the higher priority Source Document.

3.
For the purpose of comparing the “Appraised Value ($)” characteristic for the Properties, the Depositor instructed us to use the “as complete” appraisal value of each Property that is shown in the applicable appraisal report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.
For the purpose of comparing the “Note Date” characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the mortgage loan promissory note Source Document and mezzanine promissory note Source Document, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the:
	a.	Due Date,
	b.	First Payment Date,
	c.	Maturity Date,
	d.	Amortization Commencement Date,
	e.	Payment Grace Period Event of Default,
	f.	Payment Grace Period Event of Late Fee,
	g.	Balloon Grace Period Event of Default,
	h.	Balloon Grace Period Event of Late Fee,
	i.	Springing Monthly Fixed Amortization Payment,
	j.	Rate Type,
	k.	Amortization Type,
	l.	Accrual Basis,
	m.	Interest Accrual Period Start and
	n.	Interest Accrual Period End

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the loan agreement Source Document and mezzanine loan agreement Source Document, respectively.

7.
For the purpose of comparing the “Monthly Mortgage Debt Service” characteristic, the Depositor instructed us to use the “Monthly Mortgage Debt Service” for the Mortgage Loan after the expiration of the “Mortgage Loan IO Period” (as defined in Item 6. of this report), as shown on the loan agreement Source Document.

8.
For the purpose of comparing the “Annual Mortgage Debt Service” characteristic, the Depositor instructed us to use the sum of the first 12 monthly principal and interest payments for the Mortgage Loan after the expiration of the “Mortgage Loan IO Period,” as shown on the loan agreement Source Document.

For the purpose of comparing the “Annual Mezz Debt Service” characteristic, the Depositor instructed us to use the sum of the first 12 monthly principal and interest payments for the Mezzanine Loan after the expiration of the “Mezz Loan IO Period” (as defined in Item 6. of this report), as shown on the mezzanine loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “CMA” if:
a.
Prior to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents:

		i.	Require the property managers to directly transfer all receipts to a lockbox account and
		ii.	Instruct the lockbox bank to transfer funds from the lockbox account to the related borrower who is responsible for remitting monthly debt service payments and for funding escrows, and
b.
Subsequent to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents require all funds in the lockbox account to no longer be transferred to the related borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee
Amortization Test
Seismic Report Date
Seismic PML %
Ground Lease Expiration Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.